Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss)
Comprehensive Income (Loss)

Note 17- Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) included in stockholders' equity are as follows:

	At December 31,
	2011	2010
	(In thousands)
Net unrealized gain (loss) on securities available for sale	$(52)	$1
Tax effect	21	—
Net of tax amount	(31)	1

Benefit plan adjustments	(2,124)	7
Tax effect	868	(3)
Net of tax amount	(1,256)	4

Accumulated other comprehensive income (loss)	$(1,287)	$5

The components of other comprehensive income (loss) and related tax effects are presented in the following table:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Unrealized holding (losses) gains on securities available for sale:	$(53)	$(21)	$231

Unrealized holding (losses) gains arising during the year

Defined benefit pension plan and SERP Plan:

Pension Gains (Losses)	(2,106)	11	—

SERP Losses	(25)	(4)	—

Net change in benefit plans accrued expense	(2,131)	7	—

Other comprehensive income (loss) before tax effect	(2,184)	(14)	231
Tax effect	892	6	(93)
Other comprehensive income (loss)	$(1,292)	$(8)	$138